Net Income per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31, (Amount in Thousands, Except Shares Data)
	2016	2017	2018	2018
	Class A and Class B	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB	US$
Net income attributable to Class A and Class B ordinary shareholders—basic	643,829	762,923	811,297	117,997
Plus: interest expense for convertible notes	19,289	20,042	7,707	1,121
Net income attributable to Class A and Class B ordinary shareholders—diluted	663,118	782,965	819,004	119,118
Weighted average number of Class A and Class B ordinary shares outstanding—basic	28,150,139	28,275,637	29,288,401	29,288,401
Plus: share options	133,295	189,508	347,703	347,703
Plus: non-vested restricted shares	16,465	73,337	26,308	26,308
Plus: shares outstanding for convertible notes	1,736,864	1,695,341	1,048,128	1,048,128
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	30,036,763	30,233,823	30,710,540	30,710,540
Basic net income per share	22.87	26.98	27.70	4.02
Diluted net income per share	22.08	25.90	26.67	3.88

In January 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to four votes on all matters that are subject to shareholder vote. As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2016	2017	2018
Share options	316,510	243,561	168,203
Non-vested restricted shares	—	—	150,897
Total	316,510	243,561	319,100